Consolidated statement of comprehensive income (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Employees		Dec. 31, 2016 GBP (£) Employees
Consolidated and separate financial statements [line items]
Gain (loss) on recycling of currency translation differences	£ 189		£ (101)
Profit (loss)	(894)		2,828
Comprehensive income	£ (1,392)		£ 6,816
Number of employees (full time equivalent) | Employees	79,900	[1]	119,300	[2]
Parent [member]
Consolidated and separate financial statements [line items]
Profit (loss)	£ 1,147		£ 874
Comprehensive income	1,207		900
Other comprehensive income	£ 60		£ 26
Number of employees (full time equivalent) | Employees	90		7

[1]

As a result of the establishment of the Group Service Company in September 2017, employees who are now empl oyed by the Group Service Company and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

[2]	Number of employ ees included 40,800 employees in re lation to Africa Bankin g for 2016.